CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Property, plant and equipment from privatization of GdE	$ 6,480,361	$ 5,333,344
Investments in associates	3,065	2,874
Other financial assets at amortized cost	14,473	21,584
Other financial assets at fair value through profit or loss	0	142,872
Deferred tax asset	528	0
Other receivables	12,106	75,465
Trade receivables	3,055	8,122
Total non-current assets	6,513,588	5,584,261
Current assets
Other receivables	695,316	378,272
Inventories	105,996	116,863
Trade receivables	2,033,540	1,226,439
Other financial assets at amortized cost	1,445,428	14,900
Other financial assets at fair value through profit or loss	220,229	55,508
Cash and cash equivalents	2,652,803	1,555,089
Total current assets	7,153,312	3,347,071
Total assets	13,666,900	8,931,332
EQUITY
Common stock	1,345,300	1,345,300
Legal Reserve	269,059	247,503
Future dividends reserve	912,010	0
Future capital expenditures reserve	0	2,891
Accumulated retained earnings	2,793,263	930,675
Non-controlling interests	8	9
Total equity	5,319,640	2,526,378
Non-current liabilities
Deferred tax liabilities	273,390	416,716
Advances from customers	298,169	313,686
Loans	3,169,760	3,771,604
Total non-current liabilities	3,741,319	4,502,006
Current liabilities
Provisions	196,349	221,433
Advances from customers	81,004	37,594
Other payables	33,547	3,816
Taxes payables	96,557	59,192
Income tax payable	1,180,704	305,410
Payroll and social security taxes payable	235,207	168,859
Loans	1,329,270	145,396
Trade payables	1,453,303	961,248
Total current liabilities	4,605,941	1,902,948
Total liabilities	8,347,260	6,404,954
Total equity and liabilities	$ 13,666,900	$ 8,931,332